Deferred tax - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized deferred tax assets	£ 25,000
In Respect of Trading Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax expense (income) recognized in profit or loss	0	£ 0	£ 0
In Respect of Capital Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax expense (income) recognized in profit or loss	£ 0	£ 0	£ 0